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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caledonia Investments plc
Address:  Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Graeme P. Denison
Title:  Company Secretary
Phone:  44-20-7802-8080

Signature, Place, and Date of Signing:

  /s/ GRAEME P. DENISON        London, England             July 7, 2008
 ------------------------  ------------------------  ------------------------
        Signature                City, State                   Date

Report Type (Check only one.):

[X] 13F Holdings Report

[_] 13F Notice

[_] 13F Combination Report

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total (000): $112,821

List of Other Included Managers:

None

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                           Caledonia Investments plc
                                   Form 13F
                                 June 30, 2008

                                                          SHRS                                     VOTING AUTHORITY
                          TITLE OF              VALUE    OR PRN         PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER             CLASS      CUSIP   (X$1,000)   AMT     SH/PN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            --------- --------- --------- --------- ----- ---- ---------- -------- --------- ------ ----
Bristow Group, Inc.          Common 110394103  $94,506  1,909,600  SH           SOLE             1,909,600
Bristow Group, Inc....... Preferred 110394400  $18,315    300,000  SH           SOLE               300,000